Schedule of Investments
September 30, 2022 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 6.24%

Arrangement of Transportation of Freight & Cargo - 0.16%
Expeditors International of Washington, Inc. (2)			3,601	318,004

Beverages - 0.36%
The Coca-Cola Co.			6,174	345,868
PepsiCo, Inc.			2,305	376,314

				722,182

Construction, Mining & Materials Handling Machinery & Equipment - 0.15%
Dover Corp.			2,586	301,476

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.15%
Kimberly-Clark Corp.			2,762	310,835

Electric Services - 0.20%
Nextera Energy, Inc.			5,141	403,106

Electromedical & Electrotherapeutic Apparatus - 0.14%
Medtronic PLC (Ireland)			3,501	282,706

Electronic & Other Electrical Equipment - 0.15%
Emerson Electric Co.			4,327	316,823

General Industrial Machinery & Equipment - 0.15%
Illinois Tool Works, Inc.			1,773	320,292

Household Appliances - 0.17%
A.O. Smith Corp.			7,132	346,473

Industrial Inorganic Chemicals - 0.35%
Air Products & Chemicals, Inc.			1,502	349,560
Linde AG PLC (Ireland)			1,398	376,887

				726,447

Industrial Instruments For Measurement, Display & Control - 0.15%
Roper Technologies, Inc.			892	320,799

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.28%
Cintas Corp.			1,070	415,363
VF Corp.			5,812	173,837

				589,200

Miscellaneous Food Preparations & Kindred Products - 0.14%
McCormick & Company, Inc.			4,083	290,995

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.13%
PPG Industries, Inc.			2,496	276,282

Perfumes, Cosmetics & Other Toilet Preparations - 0.16%
Colgate-Palmolive Co.			4,751	333,758

Pharmaceutical Preparations - 0.34%
Abbott Laboratories			3,436	332,467
Johnson & Johnson			2,319	378,832

				711,299

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.46%
Albemarle Corp.			3,596	950,926

Retail-Building Materials, Hardware, Garden Supply - 0.15%
The Sherwin-Williams Co.			1,569	321,253

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowe's Companies, Inc.			2,186	410,553

Retail-Variety Stores - 0.14%
Target Corp.			1,933	286,838

Services-Computer Processing & Data Preparations - 0.21%
Automatic Data Processing, Inc.			1,938	438,356

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.46%
Ecolab, Inc.			2,036	294,039
The Procter Gamble Co.			2,513	317,266
Church & Dwight Company, Inc.			4,772	340,912

				952,217

Special Industry Machinery (No Metalworking Machinery) - 0.13%
Pentair PLC (Ireland)			6,670	271,002

Specialty Cleaning, Polishing & Sanitation Preparations - 0.15%
The Clorox Co.			2,400	308,136

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.19%
Nucor Corp.			3,699	395,756

Surgical & Medical Instruments & Apparatus - 0.42%
3M Co.			2,417	267,079
Becton, Dickinson & Co.			1,440	320,875
West Pharmaceutical Services, Inc.			1,180	290,374

				878,328

Wholesale-Durable Goods - 0.21%
W.W. Grainger, Inc.			893	436,847

Wholesale-Groceries & Related Products - 0.15%
Sysco Corp.			4,487	317,276

Wholesale-Motor Vehicle Supplies & New Parts - 0.23%
Genuine Parts Co.			3,268	487,978

Total Common Stocks			(Cost $ 9,849,805)	13,026,143

Real Estate Investment Trusts - 0.29% (5)

Essex Property Trust, Inc.			1,162	281,471
Realty Income Corp.			5,477	318,761

Total Real Estate Investment Trusts			(Cost $ 697,475)	600,232

Sukuks - 69.12%

Banks - 12.11%
AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)			6,300,000	6,260,121
AUB Sukuk, Ltd., Unsecd. Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands)			1,000,000	904,174
DIB Sukuk, Ltd., 2.950%, 02/20/2025 (Cayman Islands)			3,000,000	2,864,172
DIB Sukuk Ltd., Sr. Unsecd Note, 3.625%, 2/6/2023 (Cayman Islands)			3,000,000	2,985,225
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands)			2,000,000	1,814,828
QIB Sukuk Ltd., Unsecd Note Series EMTN, 3.982%, 03/26/2024 (Cayman Islands)			1,500,000	1,481,234
QIIB Senior Sukuk Ltd., Sr. Unsecd. Note REGS, 4.264%, 03/05/2024 (Cayman Islands)			3,000,000	2,982,654
SIB Sukuk Co. III Ltd Sr. Unsecd. Note, 4.231%, 04/18/2023 (Cayman Islands)			6,000,000	5,986,440

				25,278,848

Basic Materials - 3.21%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			6,785,000	6,705,433

Communications Equipment - 0.94%
ICD Sukuk Co. Ltd., 5.000%, 02/01/2027 (Cayman Islands)			2,000,000	1,972,860

Energy - 3.23%
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			6,500,000	6,062,550
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	674,981

				6,737,531

Financial Services - 3.52%
FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (Cayman Islands)			5,440,000	5,414,160
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)			2,000,000	1,947,674

				7,361,834
Food & Beverage - 1.41%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			3,000,000	2,947,038

Home Construction - 5.26%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)			6,000,000	5,956,500
Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)			5,200,000	5,025,306

			11,200,000	10,981,806

Other Financial - 2.20%
EMG Sukuk Ltd, 4.654%, 06/18/2024 (Cayman Islands)			4,700,000	4,593,949

Real Estate - 2.48%
Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)			2,800,000	2,789,416
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			1,000,000	919,780
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates)			1,500,000	1,479,375

				5,188,571

Sovereigns - 21.43%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,378,974
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)			1,500,000	1,518,405
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)			500,000	507,450
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	1,994,900
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)			1,000,000	876,612
Hazine Mustesarligi Vari Sr.Unsecd Note Series REGS, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	994,750
Hazine Mustesarligi, REGS, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	991,000
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,000,000	907,800
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia)			3,800,000	3,758,352
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia)			1,685,000	1,611,888
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia)			1,000,000	932,500
Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.900%, 08/20/2024 (Indonesia)			3,500,000	3,461,640
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			1,000,000	960,560
Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia)			2,000,000	1,930,200
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			2,500,000	2,450,000
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			1,000,000	953,860
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,530,785
Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman) (6)			1,000,000	982,427
Third Pakistan Int'l Sukuk, REGS, 5.625%, 12/05/2022 (Pakistan)			2,000,000	1,714,940
Perusahaan Pener Indois Sukuk, Series 144A, 2.300%, 06/23/2025 (Indonesia) (6)			2,500,000	2,331,250
Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia) (6)			2,600,000	2,590,250
Ras al-Khaimah, 3.094%, 03/31/2025			2,500,000	2,407,295
Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)			2,300,000	2,202,259
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)			3,000,000	2,779,218
SOQ Sukuk A Q.S.C, 3.241%, 01/18/2023 (Qatar)			2,000,000	1,996,912

				44,764,227

Supranationals - 4.04%
Apicorp Sukuk, Ltd., 3.141%, 11/01/2022 (Cayman Islands)			5,070,000	5,066,887
IDB Trust Services LTD, 3.389%, 09/26/2023 (Jersey)			1,000,000	989,886
IDB Trust Services LTD, 1.957%, 10/02/2024 (Jersey)			2,500,000	2,372,025

				8,428,798

Transportation & Logistics - 2.90%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			6,100,000	6,054,250

Utilities - 3.20%
SECO, 3.473%, 04/08/2023 (Cayman Islands)			1,890,000	1,876,133
Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			2,000,000	2,018,328
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,000,000	2,788,800

				6,683,261

Wireline Telecommunications Services - 3.19%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)			4,600,000	4,501,744
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,163,012

				6,664,756

Total Sukuks			(Cost $ 151,882,215)	144,363,162

Bank Time Deposits - 15.77% (5)

Arab Banking Corp., NY Branch, 1.55%, 10/24/2022 (Bahrain)			$ 2,003,466	$ 2,003,466
Arab Banking Corp., NY Branch, 2.48%, 11/14/2022 (Bahrain)			$ 1,103,309	$ 1,103,309
Arab Banking Corp., NY Branch, 3.21%, 02/06/2023 (Bahrain)			$ 2,016,487	$ 2,016,487
Arab Banking Corp., NY Branch, 3.31%, 02/21/2023 (Bahrain)			$ 2,023,299	$ 2,023,299
Arab Banking Corp., NY Branch, 4.02%, 03/26/2023 (Bahrain)			$ 3,031,766	$ 3,031,766
Gulf International Bank (UK), 2.40%, 10/11/2022 (Bahrain)			$ 2,007,411	$ 2,007,411
Gulf International Bank (UK), 2.10%, 10/27/2022 (Bahrain)			$ 2,500,000	$ 2,500,000
Gulf International Bank (UK), 2.30%, 11/28/2022 (Bahrain)			$ 2,500,000	$ 2,500,000
Maybank Islamic Bank, 1.35%, 10/05/2022 (Malaysia)			$ 2,000,000	$ 2,000,000
Maybank Islamic Bank, 1.85%, 11/14/2022 (Malaysia)			$ 500,377	$ 500,377
Maybank Islamic Bank, 0.95%, 11/18/2022 (Malaysia)			$ 2,000,000	$ 2,000,000
Maybank Islamic Bank, 3.33%, 12/12/2022 (Malaysia)			$ 2,009,455	$ 2,009,455
Qatar National Bank, 2.65%, 10/06/2022 (Qatar)			$ 1,073,712	$ 1,073,712
Qatar National Bank, 2.57%, 10/07/2022 (Qatar)			$ 2,014,206	$ 2,014,206
Qatar National Bank, 2.34%, 11/18/2022 (Qatar)			$ 1,006,688	$ 1,006,688
Qatar National Bank, 2.40%, 11/30/2022 (Qatar)			$ 532,565	$ 532,565
Qatar National Bank, 2.44%, 12/08/2022 (Qatar)			$ 1,014,785	$ 1,014,785
Qatar National Bank, 3.77%, 12/21/2022 (Qatar)			$ 542,992	$ 542,992
Qatar National Bank, 3.90%, 02/16/2023 (Qatar)			$ 3,045,895	$ 3,045,895

Total Bank Time Deposits			(Cost $ 25,919,002)	32,926,413

Trade Finance Agreements (3) - 4.08%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Energy-Oil Refining & Marketing - 4.08%
African Export Import Bank DD1, 2.462% (4-month US LIBOR +1.000%), 03/06/2023	$ 2,465,853	3/9/2022	$ 2,459,853	$ 2,440,208
African Export Import Bank, 5.118864% (4-month US LIBOR), 9/5/2023 DD2	$ 534,147	9/6/2022	$ 534,147	$ 528,592
Government of Egypt, 3.680%, 01/03/2023 (Egypt) (4)	$ 37,639	1/4/2022	$ 37,639	$ 37,173
Government of Egypt, 3.680%, 01/03/2023 (Egypt) (4)	$ 3,851	1/4/2022	$ 3,851	$ 3,803
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 42,982	1/13/2022	$ 42,982	$ 42,449
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 72,073	1/13/2022	$ 72,073	$ 71,179
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 69,440	1/14/2022	$ 69,440	$ 68,579
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 2,469	1/18/2022	$ 2,469	$ 2,439
Government of Egypt, 3.680%, 01/20/2023 (Egypt) (4)	$ 39,753	1/21/2022	$ 39,753	$ 39,260
Government of Egypt, 3.680%, 01/20/2023 (Egypt) (4)	$ 3,422	1/21/2022	$ 3,422	$ 3,379
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 37,614	1/27/2022	$ 37,614	$ 37,148
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 3,653	1/27/2022	$ 3,653	$ 3,608
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 37,773	1/27/2022	$ 37,773	$ 37,305
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 3,786	1/27/2022	$ 3,786	$ 3,739
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 3,704	1/27/2022	$ 3,704	$ 3,658
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 38,218	1/27/2022	$ 38,218	$ 37,744
Government of Egypt, 3.680%, 01/30/2023 (Egypt) (4)	$ 39,671	1/31/2022	$ 39,671	$ 39,179
Government of Egypt, 3.680%, 01/30/2023 (Egypt) (4)	$ 2,900	1/31/2022	$ 2,900	$ 2,864
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 37,550	1/11/2022	$ 37,550	$ 37,085
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 37,718	1/12/2022	$ 37,718	$ 37,250
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 3,786	1/12/2022	$ 3,786	$ 3,739
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 37,084	1/13/2022	$ 37,084	$ 36,624
Government of Egypt, 3.680%, 01/13/2023 (Egypt) (4)	$ 3,742	1/13/2022	$ 3,742	$ 3,696
Government of Egypt, 3.680%, 10/13/2022 (Egypt) (4)	$ 156,445	10/14/2021	$ 156,445	$ 154,458
Government of Egypt, 3.680%, 10/14/2022 (Egypt) (4)	$ 234,596	10/15/2021	$ 234,596	$ 231,616
Government of Egypt, 3.680%, 10/20/2022 (Egypt) (4)	$ 101,643	10/21/2021	$ 101,643	$ 100,352
Government of Egypt, 3.680%, 10/20/2022 (Egypt) (4)	$ 11,826	10/21/2021	$ 11,829	$ 11,679
Government of Egypt, 3.680%, 10/24/2022 (Egypt) (4)	$ 101,901	10/26/2021	$ 101,901	$ 100,607
Government of Egypt, 3.680%, 10/24/2022 (Egypt) (4)	$ 11,829	10/26/2021	$ 11,829	$ 11,679
Government of Egypt, 3.680%, 10/27/2022 (Egypt) (4)	$ 72,535	10/28/2021	$ 72,535	$ 71,614
Government of Egypt, 3.680%, 10/03/2022 (Egypt) (4)	$ 8,077	10/4/2021	$ 8,077	$ 7,974
Government of Egypt, 3.680%, 11/14/2022 (Egypt) (4)	$ 40,694	11/15/2021	$ 40,694	$ 40,177
Government of Egypt, 3.680%, 11/14/2022 (Egypt) (4)	$ 187,510	11/16/2021	$ 187,510	$ 185,129
Government of Egypt, 3.680%, 11/25/2022 (Egypt) (4)	$ 47,186	11/26/2021	$ 47,186	$ 46,601
Government of Egypt, 3.680%, 11/07/2022 (Egypt) (4)	$ 8,626	11/10/2021	$ 8,626	$ 8,516
Government of Egypt, 3.680%, 12/12/2022 (Egypt) (4)	$ 85,345	12/13/2021	$ 85,345	$ 84,261
Government of Egypt, 3.680%, 12/02/2022 (Egypt) (4)	$ 47,501	12/3/2021	$ 47,501	$ 46,912
Government of Egypt, 3.680%, 12/28/2022 (Egypt) (4)	$ 27,021	12/28/2021	$ 27,021	$ 26,686
Government of Egypt, 3.680%, 12/28/2022 (Egypt) (4)	$ 2,552	12/27/2021	$ 2,552	$ 2,520
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 40,629	2/14/2022	$ 40,629	$ 40,125
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 40,183	2/15/2022	$ 40,183	$ 39,685
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 3,050	2/15/2022	$ 3,050	$ 3,013
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 40,420	2/15/2022	$ 40,420	$ 39,919
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 3,143	2/15/2022	$ 3,143	$ 3,104
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 16,011	2/16/2022	$ 16,011	$ 15,813
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 2,905	2/17/2022	$ 2,905	$ 2,869
Government of Egypt, 3.680%, 02/17/2023 (Egypt) (4)	$ 40,645	2/17/2022	$ 40,645	$ 40,141
Government of Egypt, 3.680%, 02/17/2023 (Egypt) (4)	$ 2,905	2/17/2022	$ 2,905	$ 2,869
Government of Egypt, 3.680%, 02/02/2023 (Egypt) (4)	$ 38,147	2/3/2022	$ 38,147	$ 37,674
Government of Egypt, 3.680%, 02/02/2023 (Egypt) (4)	$ 3,703	2/3/2022	$ 3,703	$ 3,657
Government of Egypt, 3.680%, 02/21/2023 (Egypt) (4)	$ 85,087	2/18/2022	$ 85,087	$ 84,032
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 41,140	2/28/2022	$ 41,140	$ 40,630
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 3,192	2/28/2022	$ 3,192	$ 3,153
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 41,048	2/28/2022	$ 41,048	$ 40,539
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 3,098	2/28/2022	$ 3,098	$ 3,060
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 38,202	2/3/2022	$ 38,202	$ 37,729
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 3,703	2/3/2022	$ 3,703	$ 3,657
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 40,515	2/3/2022	$ 40,515	$ 40,013
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 3,050	2/3/2022	$ 3,050	$ 3,013
Government of Egypt, 3.680%, 02/06/2023 (Egypt) (4)	$ 2,364	2/8/2022	$ 2,364	$ 2,334
Government of Egypt, 3.680%, 02/06/2023 (Egypt) (4)	$ 31,472	2/8/2022	$ 31,472	$ 31,082
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 40,297	2/10/2022	$ 40,297	$ 39,797
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 3,050	2/10/2022	$ 3,050	$ 3,013
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 40,668	2/10/2022	$ 40,668	$ 40,164
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 2,905	2/10/2022	$ 2,905	$ 2,869
Government of Egypt, 3.680%, 03/10/2023 (Egypt) (4)	$ 40,889	3/11/2022	$ 40,889	$ 40,382
Government of Egypt, 3.680%, 03/10/2023 (Egypt) (4)	$ 2,951	3/11/2022	$ 2,951	$ 2,914
Government of Egypt, 3.680%, 03/13/2023 (Egypt) (4)	$ 14,276	3/16/2022	$ 14,276	$ 14,099
Government of Egypt, 3.680%, 03/13/2023 (Egypt) (4)	$ 14,915	3/16/2022	$ 14,915	$ 14,730
Government of Egypt, 3.680%, 03/13/2023 (Egypt) (4)	$ 73,442	3/16/2022	$ 73,442	$ 72,532
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 37,661	3/21/2022	$ 37,661	$ 37,194
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 2,588	3/21/2022	$ 2,588	$ 2,556
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 36,868	3/21/2022	$ 36,868	$ 36,410
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 3,657	3/21/2022	$ 3,657	$ 3,611
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 25,431	3/22/2022	$ 25,431	$ 25,115
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 1,876	3/23/2022	$ 1,876	$ 1,853
Government of Egypt, 3.680%, 03/27/2023 (Egypt) (4)	$ 31,176	3/29/2022	$ 31,176	$ 30,790
Government of Egypt, 3.680%, 03/09/2023 (Egypt) (4)	$ 14,297	3/14/2022	$ 14,297	$ 14,120
Government of Egypt, 3.680%, 03/30/2023 (Egypt) (4)	$ 25,882	3/31/2022	$ 25,882	$ 25,561
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 36,646	4/6/2022	$ 36,646	$ 36,192
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 2,223	4/6/2022	$ 2,223	$ 2,195
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 36,625	4/6/2022	$ 36,625	$ 36,171
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 2,223	4/6/2022	$ 2,223	$ 2,195
Government of Egypt, 3.680%, 05/11/2023 (Egypt) (4)	$ 15,910	5/10/2022	$ 15,910	$ 15,712
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 35,466	5/13/2022	$ 35,466	$ 35,026
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 2,313	5/13/2022	$ 2,313	$ 2,284
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 35,405	5/13/2022	$ 35,405	$ 34,966
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 2,313	5/13/2022	$ 2,313	$ 2,284
Government of Egypt, 3.680%, 05/22/2023 (Egypt) (4)	$ 13,721	5/23/2022	$ 13,721	$ 13,551
Government of Egypt, 3.680%, 06/02/2023 (Egypt) (4)	$ 35,380	6/3/2022	$ 35,380	$ 34,941
Government of Egypt, 3.680%, 06/02/2023 (Egypt) (4)	$ 2,313	6/3/2022	$ 2,313	$ 2,284
Government of Egypt, 3.680%, 06/02/2023 (Egypt) (4)	$ 36,782	6/7/2022	$ 36,782	$ 36,326
Government of Egypt, 3.680%, 06/05/2023 (Egypt) (4)	$ 2,290	6/7/2022	$ 2,290	$ 2,262
Government of Egypt, 3.680%, 06/09/2023 (Egypt) (4)	$ 36,635	6/10/2022	$ 36,635	$ 36,181
Government of Egypt, 3.680%, 06/09/2023 (Egypt) (4)	$ 2,290	6/10/2022	$ 2,290	$ 2,262
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 13,872	6/16/2022	$ 13,872	$ 13,700
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 16,778	6/16/2022	$ 16,778	$ 16,570
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 93,509	6/16/2022	$ 93,509	$ 92,350
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 26,821	6/16/2022	$ 26,821	$ 26,488
Government of Egypt, 3.680%, 06/20/2023 (Egypt) (4)	$ 79,824	6/21/2022	$ 79,824	$ 78,834
Government of Egypt, 3.680%, 06/20/2023 (Egypt) (4)	$ 38,738	6/21/2022	$ 38,738	$ 38,258
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 51,415	6/23/2022	$ 51,415	$ 50,778
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 50,610	6/23/2022	$ 50,610	$ 49,982
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 4,783	6/23/2022	$ 4,783	$ 4,723
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 40,720	6/24/2022	$ 40,720	$ 40,215
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 50,619	6/27/2022	$ 50,619	$ 49,992
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 4,783	6/27/2022	$ 4,783	$ 4,723
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 41,313	6/27/2022	$ 41,313	$ 40,801
Government of Egypt, 3.680%, 06/30/2023 (Egypt) (4)	$ 2,860	6/27/2022	$ 2,860	$ 2,825
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 23,149	6/30/2022	$ 23,149	$ 22,862
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 50,364	7/5/2022	$ 50,364	$ 49,739
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 4,783	7/5/2022	$ 4,783	$ 4,723
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 49,888	7/5/2022	$ 49,888	$ 49,269
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 4,783	7/2/2022	$ 4,783	$ 4,723
Government of Egypt, 3.680%, 07/13/2023 (Egypt) (4)	$ 27,641	7/15/2022	$ 27,641	$ 27,298
Government of Egypt, 3.680%, 07/17/2023 (Egypt) (4)	$ 25,863	7/21/2022	$ 25,863	$ 25,542
Government of Egypt, 3.680%, 07/21/2023 (Egypt) (4)	$ 2,083	7/21/2022	$ 2,083	$ 2,057
Government of Egypt, 3.680%, 07/21/2023 (Egypt) (4)	$ 2,164	7/21/2022	$ 2,164	$ 2,138
Government of Egypt, 3.680%, 09/01/2023 (Egypt) (4)	$ 44,324	9/1/2022	$ 44,324	$ 43,774
Government of Egypt, 3.680%, 09/01/2023 (Egypt) (4)	$ 3,939	9/1/2022	$ 3,939	$ 3,890
Government of Egypt, 3.680%, 09/07/2023 (Egypt) (4)	$ 24,537	9/8/2022	$ 24,537	$ 24,232
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 44,873	9/19/2022	$ 44,873	$ 44,316
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 3,387	9/19/2022	$ 3,387	$ 3,345
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 39,306	9/19/2022	$ 39,306	$ 38,819
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 5,091	9/19/2022	$ 5,091	$ 5,028
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 46,248	9/20/2022	$ 46,248	$ 45,674
Government of Egypt, 3.680%, 09/21/2023 (Egypt) (4)	$ 3,095	9/22/2022	$ 3,095	$ 3,056
Government of Egypt, 3.680%, 09/25/2023 (Egypt) (4)	$ 24,235	9/27/2022	$ 24,235	$ 23,935
Government of Egypt, 2.475%, 01/17/2023 (Egypt) (4)	$ 5,585	1/4/2022	$ 5,585	$ 5,484
Government of Egypt, 2.475%, 01/19/2023 (Egypt) (4)	$ 7,387	1/20/2022	$ 7,387	$ 7,254
Government of Egypt, 2.475%, 01/23/2023 (Egypt) (4)	$ 179,733	1/27/2022	$ 179,733	$ 176,480
Government of Egypt, 2.475%, 01/23/2023 (Egypt) (4)	$ 62,896	2/24/2022	$ 62,896	$ 61,758
Government of Egypt, 2.475%, 01/05/2023 (Egypt) (4)	$ 81,403	1/6/2022	$ 81,403	$ 79,929
Government of Egypt, 2.475%, 01/09/2023 (Egypt) (4)	$ 51,516	1/12/2022	$ 51,516	$ 50,584
Government of Egypt, 2.475%, 10/17/2022 (Egypt) (4)	$ 78,002	10/20/2021	$ 78,002	$ 76,590
Government of Egypt, 2.475%, 10/20/2022 (Egypt) (4)	$ 155,845	10/21/2021	$ 155,845	$ 153,025
Government of Egypt, 2.475%, 11/18/2022 (Egypt) (4)	$ 149,458	11/19/2021	$ 149,458	$ 146,753
Government of Egypt, 2.475%, 11/25/2022 (Egypt) (4)	$ 149,457	11/24/2021	$ 149,457	$ 146,752
Government of Egypt, 2.475%, 11/03/2022 (Egypt) (4)	$ 149,458	11/4/2021	$ 149,458	$ 146,753
Government of Egypt, 2.475%, 12/16/2022 (Egypt) (4)	$ 156,774	12/17/2021	$ 156,774	$ 153,936
Government of Egypt, 2.475%, 12/28/2022 (Egypt) (4)	$ 7,097	12/28/2021	$ 7,097	$ 6,969
Government of Egypt, 2.475%, 12/28/2022 (Egypt) (4)	$ 156,774	12/28/2021	$ 156,774	$ 153,937
Government of Egypt, 2.475%, 12/08/2022 (Egypt) (4)	$ 156,771	12/9/2021	$ 156,771	$ 153,934
Government of Egypt, 2.475%, 03/10/2023 (Egypt) (4)	$ 93,748	3/11/2022	$ 93,748	$ 92,051
Government of Egypt, 2.475%, 03/13/2023 (Egypt) (4)	$ 13,049	3/14/2022	$ 13,049	$ 12,812
Government of Egypt, 2.475%, 03/06/2023 (Egypt) (4)	$ 61,753	3/7/2022	$ 61,753	$ 60,636
Government of Egypt, 2.475%, 03/06/2023 (Egypt) (4)	$ 21,024	3/9/2022	$ 21,024	$ 20,643

				$ 8,513,073

Total Trade Finance Agreements			(Cost $ 8,618,225)	8,513,073

Total Investments - 95.49%			(Cost $ 196,966,722)	199,429,023

Other Assets Less Liabilities - 4.51%				9,426,799

Total Net Assets - 100.00%				208,855,822

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$13,626,375	$-
Level 2 - Other Significant Observable Inputs			177,289,575	-
Level 3 - Significant Unobservable Inputs			8,513,073	-
Total			$199,429,023	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2022, these restricted securities amounted to $8,513,073, which represented 4.08% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 30, 2022, these liquid restricted securities amount to $25,931,419, which represented 12.42% of total net assets.